Impairment Charge	12 Months Ended
Jan. 31, 2026
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment Charge
25.	IMPAIRMENT CHARGE
The challenges in the EV industry and the dynamics within the light mobility market have led to the identification of impairment indicators respectively for the EV assets and the light mobility CGU, including Pinion and Smartscale businesses. During the twelve-month period ended January 31, 2026, the Company recorded an impairment charge totalling $229.8 million on the EV assets and light mobility CGU, of which $93.9 million was allocated to property, plant and equipment (Note 10) and $135.9 million to intangible assets (Note 11). As a result of these market headwinds, the Company also recorded provisions of $28.5 million related to EV products and reversed the non-controlling interest liability for $21.8 million (Note 24).
The Company determined the recoverable amounts of the light mobility CGU for which goodwill and trademarks had been allocated based on the value in use method. The Company has determined that the discounted cash flow (“DCF”) technique provided the best assessment for which that CGU could be exchanged for in an arm’s length transaction. Fair value is represented by the present value of expected future cash flows of the business together with the residual value of the business at the end of the forecasted period. The DCF technique was applied on an enterprise-value basis, where the after-tax cash flows prior to interest expense are discounted using a weighted average cost of capital. This approach requires assumptions regarding revenue growth rates, earnings before interest, taxes, depreciation, and amortization (“EBITDA”) margins, capital expenditures, tax rates and discount rates. The assumptions used in the DCF are Level 3 inputs (as defined in Note 29). The estimated future cash flows are discounted to their present value using a pre-tax discount rate ranging from 15% to 17%. These discount rates were calculated by adding to the Company’s weighted average cost of capital the risk factor associated with the CGU or group of CGUs tested. A growth rate ranging from 2.5% to 3.5% was used to calculate the terminal value.
During the twelve-month period ended January 31, 2025, the Company recorded an impairment charge of $9.4 million on unutilized assets.